UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Small Cap Value Fund II
Class A / COVAX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 127	1.22%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	8.67	12.68	7.31
Class A (including sales charges)	2.41	11.35	6.67
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the re porting period	70%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded fr
o
m the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund II
Institutional Class / NSVAX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 101	0.97%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	8.95	12.97	7.57
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Stati
st
ics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless other wi
se noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund II
Institutional 2 Class / CRRRX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 87	0.83%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	9.05	13.14	7.73
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund II
Institutional 3 Class / CRRYX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 82	0.78%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	9.11	13.18	7.78
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund II
Class R / CCTRX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 153	1.47%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	8.32	12.39	7.03
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value Fund II
Class S / NSVBX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Small Cap Value Fund II (the Fund) for the period of October 2, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 38 (a)	0.95% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the health care, industrials and energy sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the energy and health care sectors and a larger allocation to the consumer staples sector buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Carpenter Technology Corp., a metals producer; Group 1 Automotive, Inc., a car dealership group; Golar LNG Ltd., a natural gas infrastructure company; StoneX Group, Inc., a financial services company, and Insmed, Inc., a biopharmaceutical company were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the consumer discretionary, information technology and consumer staples sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the consumer discretionary sector detracted from relative results.
Individual holdings
| Fund positions in Signet Jewelers Ltd., a jewelry retailer; ArcBest Corp., a logistics company; Advance Auto Parts, Inc., an auto parts provider; Savers Value Village, Inc., a thrift store retailer; and Apellis Pharmaceuticals, Inc., a biopharmaceutical company, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	8.80	12.71	7.32
Russell 2000 ® Value Index	7.58	10.32	6.91
Russell 3000 ® Index (b)	17.53	16.12	12.36
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 869,172,629
Total number of portfolio holdings	95
Management services fees (represents 0.84% of Fund average net assets)	$ 8,897,276
Portfolio turnover for the reporting period	70%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Group 1 Automotive, Inc.	2.0%
Spire, Inc.	1.9%
Radian Group, Inc.	1.9%
Tanger, Inc.	1.8%
Hancock Whitney Corp.	1.8%
Cavco Industries, Inc.	1.8%
Portland General Electric Co.	1.7%
Lazard, Inc.	1.7%
Essent Group Ltd.	1.7%
StoneX Group, Inc.	1.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Small Cap Value Fund II | Class A

|

ASR230_01_(04/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024
Audit fees (a)	31,523	30,993	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,845	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	587,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Small Cap Value Fund II
Annual Financial Statements and Additional Information
February 28, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Value Fund II | 2025

Portfolio of Investments
February 28, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 3.1%
Media 1.6%
Integral Ad Science Holding Corp.(a)	711,989	7,490,124
Magnite, Inc.(a)	394,640	6,223,473
Total		13,713,597
Wireless Telecommunication Services 1.5%
Telephone and Data Systems, Inc.	367,990	13,284,439
Total Communication Services		26,998,036
Consumer Discretionary 10.3%
Automobile Components 1.1%
LCI Industries	91,420	9,491,225
Diversified Consumer Services 2.4%
Kindercare Learning Cos, Inc.(a)	121,335	2,361,179
Laureate Education, Inc., Class A(a)	656,262	13,085,864
Perdoceo Education Corp.	232,868	5,961,421
Total		21,408,464
Household Durables 3.2%
Cavco Industries, Inc.(a)	29,620	15,536,579
Taylor Morrison Home Corp., Class A(a)	194,303	11,976,837
Total		27,513,416
Specialty Retail 2.8%
Group 1 Automotive, Inc.	38,722	17,795,857
Victoria’s Secret & Co.(a)	251,750	6,729,277
Total		24,525,134
Textiles, Apparel & Luxury Goods 0.8%
Kontoor Brands, Inc.	104,135	6,772,940
Total Consumer Discretionary		89,711,179
Consumer Staples 3.6%
Consumer Staples Distribution & Retail 0.9%
PriceSmart, Inc.	92,560	8,273,938
Food Products 1.9%
Cal-Maine Foods, Inc.	120,920	10,929,959
Dole PLC	366,010	5,354,726
Total		16,284,685
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.8%
Edgewell Personal Care Co.	208,670	6,566,845
Total Consumer Staples		31,125,468
Energy 5.7%
Oil, Gas & Consumable Fuels 5.7%
CNX Resources Corp.(a)	348,190	10,062,691
Gulfport Energy Corp.(a)	72,394	12,292,501
Northern Oil & Gas, Inc.	365,700	11,519,550
SM Energy Co.	256,029	8,374,709
World Kinect Corp.	233,180	6,981,409
Total		49,230,860
Total Energy		49,230,860
Financials 23.8%
Banks 10.7%
Bank of NT Butterfield & Son Ltd. (The)	233,500	9,059,800
BankUnited, Inc.	315,128	11,842,510
BOK Financial Corp.	50,279	5,478,400
Columbia Banking System, Inc.	357,710	9,561,588
Fulton Financial Corp.	599,623	11,884,528
Hancock Whitney Corp.	271,963	15,537,246
Popular, Inc.	84,591	8,495,474
WaFd, Inc.	291,935	8,638,357
Zions Bancorp	226,757	12,253,948
Total		92,751,851
Capital Markets 3.4%
Lazard, Inc.	292,217	14,654,683
StoneX Group, Inc.(a)	119,797	14,455,904
Total		29,110,587
Consumer Finance 1.2%
FirstCash Holdings, Inc.	95,570	10,730,600
Financial Services 6.5%
Banco Latinoamericano de Comercio Exterior SA, Class E	136,950	5,802,572
Essent Group Ltd.	251,773	14,507,160
Payoneer Global, Inc.(a)	1,181,850	10,104,817
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
PennyMac Financial Services, Inc.	98,406	10,199,782
Radian Group, Inc.	494,521	16,274,686
Total		56,889,017
Insurance 1.4%
Assured Guaranty Ltd.	138,269	12,075,032
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Two Harbors Investment Corp.	397,260	5,633,147
Total Financials		207,190,234
Health Care 8.4%
Biotechnology 3.0%
BioCryst Pharmaceuticals, Inc.(a)	424,399	3,654,075
BridgeBio Pharma, Inc.(a)	256,680	8,958,132
Cytokinetics, Inc.(a)	170,930	7,862,780
SpringWorks Therapeutics, Inc.(a)	100,728	5,818,049
Total		26,293,036
Health Care Equipment & Supplies 2.5%
Envista Holdings Corp.(a)	595,300	11,894,094
LivaNova PLC(a)	236,063	9,827,303
Total		21,721,397
Health Care Providers & Services 0.5%
Addus HomeCare Corp.(a)	48,340	4,629,522
Health Care Technology 1.3%
GoodRx Holdings, Inc., Class A(a)	893,287	4,448,569
Teladoc Health, Inc.(a)	659,400	6,303,864
Total		10,752,433
Pharmaceuticals 1.1%
Amneal Pharmaceuticals, Inc.(a)	1,121,364	9,722,226
Total Health Care		73,118,614
Industrials 18.4%
Aerospace & Defense 0.8%
Moog, Inc., Class A	39,781	6,782,263
Building Products 2.4%
AZZ, Inc.	102,165	9,819,078
UFP Industries, Inc.	104,030	11,131,210
Total		20,950,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.8%
Brink’s Co. (The)	92,610	8,709,044
HNI Corp.	150,713	7,021,719
Total		15,730,763
Construction & Engineering 0.5%
Fluor Corp.(a)	109,368	4,159,265
Ground Transportation 1.7%
ArcBest Corp.	82,696	6,513,964
Ryder System, Inc.	51,783	8,516,750
Total		15,030,714
Machinery 3.5%
Greenbrier Companies, Inc. (The)	131,730	7,403,226
Helios Technologies, Inc.	115,410	4,552,925
Hillman Solutions Corp.(a)	647,204	6,316,711
Mueller Industries, Inc.	82,677	6,629,042
SPX Technologies, Inc.(a)	39,910	5,812,891
Total		30,714,795
Marine Transportation 2.7%
Kirby Corp.(a)	95,212	9,922,995
Matson, Inc.	91,954	13,247,813
Total		23,170,808
Passenger Airlines 1.2%
Alaska Air Group, Inc.(a)	148,015	10,698,524
Professional Services 1.8%
Korn/Ferry International	143,850	9,443,752
Legalzoom.com, Inc.(a)	620,130	6,300,521
Total		15,744,273
Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc.(a)	69,693	8,043,966
Herc Holdings Inc	36,340	5,214,063
MRC Global, Inc.(a)	343,180	4,176,501
Total		17,434,530
Total Industrials		160,416,223
Information Technology 6.8%
Communications Equipment 0.5%
Digi International, Inc.(a)	141,390	4,318,051
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund II  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.8%
Crane NXT Co.	191,974	10,715,989
CTS Corp.	109,560	4,892,950
Vontier Corp.	228,824	8,546,576
Total		24,155,515
IT Services 1.0%
ASGN, Inc.(a)	130,100	8,766,138
Software 2.5%
Blackbaud, Inc.(a)	119,364	7,889,960
Clear Secure, Inc., Class A	243,963	5,784,363
Progress Software Corp.	146,002	7,977,549
Total		21,651,872
Total Information Technology		58,891,576
Materials 5.6%
Chemicals 4.5%
Avient Corp.	280,268	11,987,062
Cabot Corp.	93,647	8,053,642
Minerals Technologies, Inc.	140,750	9,675,155
Scotts Miracle-Gro Co. (The), Class A	156,751	9,180,906
Total		38,896,765
Metals & Mining 1.1%
Commercial Metals Co.	199,550	9,666,202
Total Materials		48,562,967
Real Estate 8.6%
Diversified REITs 0.7%
American Assets Trust, Inc.	279,947	6,287,610
Hotel & Resort REITs 0.7%
RLJ Lodging Trust	668,660	6,191,791
Office REITs 1.1%
Cousins Properties, Inc.	302,801	9,183,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.6%
Cushman & Wakefield PLC(a)	1,126,349	13,392,290
Retail REITs 4.5%
Kite Realty Group Trust	489,386	11,221,621
Macerich Co. (The)	669,802	12,083,228
Tanger, Inc.	453,605	16,080,297
Total		39,385,146
Total Real Estate		74,440,791
Utilities 4.8%
Electric Utilities 1.7%
Portland General Electric Co.	329,951	14,791,703
Gas Utilities 3.1%
New Jersey Resources Corp.	221,219	10,702,575
Spire, Inc.	214,583	16,492,850
Total		27,195,425
Total Utilities		41,987,128
Total Common Stocks (Cost $725,809,778)		861,673,076

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(b),(c)	6,665,126	6,664,460
Total Money Market Funds (Cost $6,663,790)		6,664,460
Total Investments in Securities (Cost: $732,473,568)		868,337,536
Other Assets & Liabilities, Net		835,093
Net Assets		869,172,629
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II  | 2025

Portfolio of Investments (continued)
February 28, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	940,253	317,566,878	(311,843,334)	663	6,664,460	1,687	225,295	6,665,126
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	26,998,036	—	—	26,998,036
Consumer Discretionary	89,711,179	—	—	89,711,179
Consumer Staples	31,125,468	—	—	31,125,468
Energy	49,230,860	—	—	49,230,860
Financials	207,190,234	—	—	207,190,234
Health Care	73,118,614	—	—	73,118,614
Industrials	160,416,223	—	—	160,416,223
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund II  | 2025

Portfolio of Investments (continued)
February 28, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	58,891,576	—	—	58,891,576
Materials	48,562,967	—	—	48,562,967
Real Estate	74,440,791	—	—	74,440,791
Utilities	41,987,128	—	—	41,987,128
Total Common Stocks	861,673,076	—	—	861,673,076
Money Market Funds	6,664,460	—	—	6,664,460
Total Investments in Securities	868,337,536	—	—	868,337,536
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II  | 2025

Statement of Assets and Liabilities
February 28, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $725,809,778)	$861,673,076
Affiliated issuers (cost $6,663,790)	6,664,460
Receivable for:
Capital shares sold	1,089,871
Dividends	829,850
Expense reimbursement due from Investment Manager	3,783
Prepaid expenses	6,536
Other assets	9,702
Total assets	870,277,278
Liabilities
Payable for:
Capital shares redeemed	717,658
Management services fees	20,031
Distribution and/or service fees	498
Transfer agent fees	110,880
Compensation of chief compliance officer	178
Compensation of board members	2,444
Other expenses	53,032
Deferred compensation of board members	199,928
Total liabilities	1,104,649
Net assets applicable to outstanding capital stock	$869,172,629
Represented by
Paid in capital	701,249,827
Total distributable earnings (loss)	167,922,802
Total - representing net assets applicable to outstanding capital stock	$869,172,629
Class A
Net assets	$69,580,224
Shares outstanding	5,124,878
Net asset value per share	$13.58
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.41
Institutional Class
Net assets	$201,901,356
Shares outstanding	14,384,291
Net asset value per share	$14.04
Institutional 2 Class
Net assets	$68,928,998
Shares outstanding	4,675,676
Net asset value per share	$14.74
Institutional 3 Class
Net assets	$429,099,897
Shares outstanding	28,927,389
Net asset value per share	$14.83
Class R
Net assets	$1,844,871
Shares outstanding	141,430
Net asset value per share	$13.04
Class S
Net assets	$97,817,283
Shares outstanding	6,969,099
Net asset value per share	$14.04
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund II  | 2025

Statement of Operations
Year Ended February 28, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$17,693,356
Dividends — affiliated issuers	225,295
Foreign taxes withheld	(46,759)
Total income	17,871,892
Expenses:
Management services fees	8,897,276
Distribution and/or service fees
Class A	187,677
Class C	1,602
Class R	9,331
Transfer agent fees
Class A	173,407
Advisor Class	153,722
Class C	360
Institutional Class	583,831
Institutional 2 Class	79,542
Institutional 3 Class	33,143
Class R	4,312
Class S	100,938
Custodian fees	17,905
Printing and postage fees	98,683
Registration fees	117,538
Accounting services fees	31,523
Legal fees	24,541
Line of credit interest	22,504
Interest on interfund lending	37,820
Compensation of chief compliance officer	178
Compensation of board members	22,331
Deferred compensation of board members	39,245
Other	35,087
Total expenses	10,672,496
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,310,657)
Expense reduction	(80)
Total net expenses	9,361,759
Net investment income	8,510,133
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	192,504,803
Investments — affiliated issuers	1,687
Net realized gain	192,506,490
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(94,575,598)
Investments — affiliated issuers	663
Net change in unrealized appreciation (depreciation)	(94,574,935)
Net realized and unrealized gain	97,931,555
Net increase in net assets resulting from operations	$106,441,688
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II  | 2025

Statement of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
Operations
Net investment income	$8,510,133	$13,683,352
Net realized gain	192,506,490	182,961,372
Net change in unrealized appreciation (depreciation)	(94,574,935)	(115,699,761)
Net increase in net assets resulting from operations	106,441,688	80,944,963
Distributions to shareholders
Net investment income and net realized gains
Class A	(19,074,111)	(5,213,741)
Advisor Class	(10,735,123)	(6,098,220)
Class C	—	(90,784)
Institutional Class	(63,806,890)	(22,252,780)
Institutional 2 Class	(34,063,326)	(14,550,777)
Institutional 3 Class	(114,664,494)	(38,485,488)
Class R	(480,112)	(162,868)
Class S	(14,554,392)	—
Total distributions to shareholders	(257,378,448)	(86,854,658)
Decrease in net assets from capital stock activity	(245,370,382)	(42,070,942)
Total decrease in net assets	(396,307,142)	(47,980,637)
Net assets at beginning of year	1,265,479,771	1,313,460,408
Net assets at end of year	$869,172,629	$1,265,479,771
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund II  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2025		February 29, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	979,711	14,966,504	973,267	15,184,510
Distributions reinvested	1,113,236	16,200,084	291,838	4,450,932
Shares redeemed	(1,612,594)	(24,985,147)	(1,750,571)	(27,596,817)
Net increase (decrease)	480,353	6,181,441	(485,466)	(7,961,375)
Advisor Class
Shares sold	900,353	15,257,524	4,761,952	80,561,619
Distributions reinvested	630,313	9,574,457	314,035	5,073,274
Shares redeemed	(8,659,342)	(154,282,586)	(2,807,028)	(46,420,011)
Net increase (decrease)	(7,128,676)	(129,450,605)	2,268,959	39,214,882
Class C
Shares sold	—	—	16,618	208,951
Distributions reinvested	—	—	7,298	88,876
Shares redeemed	(96,863)	(1,246,607)	(27,264)	(335,073)
Net decrease	(96,863)	(1,246,607)	(3,348)	(37,246)
Institutional Class
Shares sold	8,333,711	140,095,545	3,871,465	61,924,016
Distributions reinvested	3,801,320	56,837,097	1,304,989	20,405,634
Shares redeemed	(15,673,477)	(250,762,706)	(9,522,461)	(153,232,176)
Net decrease	(3,538,446)	(53,830,064)	(4,346,007)	(70,902,526)
Institutional 2 Class
Shares sold	1,558,295	26,244,271	3,268,542	53,665,940
Distributions reinvested	2,195,981	34,060,405	896,623	14,548,053
Shares redeemed	(10,956,922)	(183,414,743)	(3,804,268)	(63,799,900)
Net increase (decrease)	(7,202,646)	(123,110,067)	360,897	4,414,093
Institutional 3 Class
Shares sold	6,255,625	104,028,497	8,035,273	134,298,361
Distributions reinvested	6,569,873	103,912,982	2,137,817	34,844,591
Shares redeemed	(15,614,195)	(264,971,032)	(10,493,835)	(175,595,151)
Net decrease	(2,788,697)	(57,029,553)	(320,745)	(6,452,199)
Class R
Shares sold	39,141	579,970	28,007	427,103
Distributions reinvested	34,295	480,112	11,002	162,868
Shares redeemed	(75,508)	(1,146,123)	(61,592)	(936,542)
Net decrease	(2,072)	(86,041)	(22,583)	(346,571)
Class S
Shares sold	8,035,299	129,613,294	—	—
Distributions reinvested	944,886	14,551,248	—	—
Shares redeemed	(2,011,086)	(30,963,428)	—	—
Net increase	6,969,099	113,201,114	—	—
Total net decrease	(13,307,948)	(245,370,382)	(2,548,293)	(42,070,942)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2025	$16.35	0.07	1.34	1.41	(0.28)	(3.90)	(4.18)
Year Ended 2/29/2024	$16.49	0.12	0.86	0.98	(0.23)	(0.89)	(1.12)
Year Ended 2/28/2023	$18.48	0.09	(1.09)	(1.00)	(0.06)	(0.93)	(0.99)
Year Ended 2/28/2022	$18.85	(0.02)	2.33	2.31	(0.03)	(2.65)	(2.68)
Year Ended 2/28/2021	$12.89	0.03	6.04	6.07	(0.05)	(0.06)	(0.11)
Institutional Class
Year Ended 2/28/2025	$16.77	0.12	1.38	1.50	(0.33)	(3.90)	(4.23)
Year Ended 2/29/2024	$16.88	0.16	0.89	1.05	(0.27)	(0.89)	(1.16)
Year Ended 2/28/2023	$18.90	0.13	(1.13)	(1.00)	(0.09)	(0.93)	(1.02)
Year Ended 2/28/2022	$19.21	0.04	2.38	2.42	(0.08)	(2.65)	(2.73)
Year Ended 2/28/2021	$13.12	0.07	6.16	6.23	(0.08)	(0.06)	(0.14)
Institutional 2 Class
Year Ended 2/28/2025	$17.42	0.15	1.42	1.57	(0.35)	(3.90)	(4.25)
Year Ended 2/29/2024	$17.49	0.19	0.93	1.12	(0.30)	(0.89)	(1.19)
Year Ended 2/28/2023	$19.53	0.16	(1.16)	(1.00)	(0.11)	(0.93)	(1.04)
Year Ended 2/28/2022	$19.77	0.06	2.45	2.51	(0.10)	(2.65)	(2.75)
Year Ended 2/28/2021	$13.48	0.09	6.35	6.44	(0.09)	(0.06)	(0.15)
Institutional 3 Class
Year Ended 2/28/2025	$17.50	0.15	1.44	1.59	(0.36)	(3.90)	(4.26)
Year Ended 2/29/2024	$17.57	0.20	0.93	1.13	(0.31)	(0.89)	(1.20)
Year Ended 2/28/2023	$19.61	0.17	(1.16)	(0.99)	(0.12)	(0.93)	(1.05)
Year Ended 2/28/2022	$19.84	0.08	2.45	2.53	(0.11)	(2.65)	(2.76)
Year Ended 2/28/2021	$13.53	0.09	6.38	6.47	(0.10)	(0.06)	(0.16)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund II  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2025	$13.58	8.67%	1.36% (c),(d)	1.22% (c),(d),(e)	0.45%	70%	$69,580
Year Ended 2/29/2024	$16.35	6.58%	1.35% (c)	1.25% (c),(e)	0.77%	88%	$75,925
Year Ended 2/28/2023	$16.49	(4.97% )	1.33%	1.27% (e)	0.53%	67%	$84,580
Year Ended 2/28/2022	$18.48	11.94%	1.34%	1.28% (e)	(0.08% )	50%	$91,223
Year Ended 2/28/2021	$18.85	47.45%	1.37%	1.29% (e)	0.27%	55%	$69,591
Institutional Class
Year Ended 2/28/2025	$14.04	8.95%	1.11% (c),(d)	0.97% (c),(d),(e)	0.73%	70%	$201,901
Year Ended 2/29/2024	$16.77	6.87%	1.10% (c)	1.00% (c),(e)	1.01%	88%	$300,567
Year Ended 2/28/2023	$16.88	(4.81% )	1.08%	1.02% (e)	0.76%	67%	$376,007
Year Ended 2/28/2022	$18.90	12.27%	1.09%	1.03% (e)	0.18%	50%	$425,250
Year Ended 2/28/2021	$19.21	47.85%	1.12%	1.04% (e)	0.51%	55%	$333,786
Institutional 2 Class
Year Ended 2/28/2025	$14.74	9.05%	0.94% (c),(d)	0.83% (c),(d)	0.91%	70%	$68,929
Year Ended 2/29/2024	$17.42	7.02%	0.93% (c)	0.86% (c)	1.16%	88%	$206,873
Year Ended 2/28/2023	$17.49	(4.64% )	0.92%	0.88%	0.92%	67%	$201,436
Year Ended 2/28/2022	$19.53	12.41%	0.91%	0.88%	0.30%	50%	$223,545
Year Ended 2/28/2021	$19.77	48.19%	0.94%	0.90%	0.62%	55%	$226,504
Institutional 3 Class
Year Ended 2/28/2025	$14.83	9.11%	0.89% (c),(d)	0.78% (c),(d)	0.90%	70%	$429,100
Year Ended 2/29/2024	$17.50	7.04%	0.88% (c)	0.81% (c)	1.21%	88%	$555,015
Year Ended 2/28/2023	$17.57	(4.58% )	0.87%	0.83%	0.99%	67%	$562,816
Year Ended 2/28/2022	$19.61	12.46%	0.86%	0.83%	0.37%	50%	$679,291
Year Ended 2/28/2021	$19.84	48.20%	0.89%	0.85%	0.67%	55%	$563,772
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 2/28/2025	$15.86	0.03	1.29	1.32	(0.24)	(3.90)	(4.14)
Year Ended 2/29/2024	$16.02	0.08	0.84	0.92	(0.19)	(0.89)	(1.08)
Year Ended 2/28/2023	$18.01	0.05	(1.09)	(1.04)	(0.02)	(0.93)	(0.95)
Year Ended 2/28/2022	$18.44	(0.07)	2.29	2.22	—	(2.65)	(2.65)
Year Ended 2/28/2021	$12.62	(0.00)(f)	5.91	5.91	(0.03)	(0.06)	(0.09)
Class S
Year Ended 2/28/2025(g)	$16.02	0.03	0.11	0.14	(0.22)	(1.90)	(2.12)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Small Cap Value Fund II  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 2/28/2025	$13.04	8.32%	1.61% (c),(d)	1.47% (c),(d),(e)	0.22%	70%	$1,845
Year Ended 2/29/2024	$15.86	6.36%	1.60% (c)	1.50% (c),(e)	0.50%	88%	$2,275
Year Ended 2/28/2023	$16.02	(5.32% )	1.57%	1.52% (e)	0.31%	67%	$2,661
Year Ended 2/28/2022	$18.01	11.73%	1.59%	1.53% (e)	(0.34% )	50%	$3,633
Year Ended 2/28/2021	$18.44	47.11%	1.62%	1.55% (e)	(0.00% )(f)	55%	$5,399
Class S
Year Ended 2/28/2025 (g)	$14.04	(0.29% )	1.12% (c)	0.95% (c)	0.46%	70%	$97,817
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements
February 28, 2025
Note 1. Organization
Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2025 was 0.84% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
For the year ended February 28, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.23
Advisor Class	0.17 (a)
Class C	0.03 (a)
Institutional Class	0.23
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.23
Class S	0.22 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $80.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively. As a result of Class C shares of the Fund being converted into Class A shares, April 15, 2024 was the last day the Fund paid a distribution and service fee for Class C shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	28,613
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2024 through June 30, 2025 (%)	Prior to July 1, 2024 (%)
Class A	1.20	1.24
Institutional Class	0.95	0.99
Institutional 2 Class	0.80	0.85
Institutional 3 Class	0.76	0.80
Class R	1.45	1.49
Class S	0.95	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, passive foreign investment company (pfic) holdings, distribution reclassifications, earnings and profits distributed to shareholders on the redemption of shares and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
14,204,113	(50,089,984)	35,885,871
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2025			Year Ended February 29, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
27,560,943	229,817,505	257,378,448	20,829,046	66,025,612	86,854,658
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
11,842,114	22,257,479	—	134,023,137
At February 28, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
734,314,399	159,776,218	(25,753,081)	134,023,137
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $744,433,598 and $1,224,171,151, respectively, for the year ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,628,846	5.59	52
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
For the year ended February 28, 2025, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
62,900,000	6.44	2
Interest expense incurred by the Fund is recorded as Line of credit interest in the Statement of Operations. The Fund had no outstanding borrowings at February 28, 2025.
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At February 28, 2025, one unaffiliated shareholder of record owned 28.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse

Columbia Small Cap Value Fund II  | 2025

Notes to Financial Statements (continued)
February 28, 2025
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Value Fund II  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Small Cap Value Fund II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Small Cap Value Fund II (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Small Cap Value Fund II  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
55.09%	49.73%	6.75%	$166,100,836
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Small Cap Value Fund II  | 2025

Columbia Small Cap Value Fund II
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN230_02_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025